Capital risk management - Financial instruments that are measured at fair value (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	$ 189	$ 161,340
Fair value through other comprehensive income financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	10	11
Embedded options within listed bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	2,150	165,100
Nondeliverable forwards (NDF)/Nondeliverable swaps (NDS)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	(1,971)	(3,771)
Level 1 of fair value hierarchy [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	10	11
Level 1 of fair value hierarchy [member] | Fair value through other comprehensive income financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	10	11
Level 2 of fair value hierarchy [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	179	161,329
Level 2 of fair value hierarchy [member] | Embedded options within listed bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	2,150	165,100
Level 2 of fair value hierarchy [member] | Nondeliverable forwards (NDF)/Nondeliverable swaps (NDS)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	$ (1,971)	$ (3,771)